Investment Property - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Rental income from investment property	₩ 8,966	₩ 8,891
Rental cost from investment property	₩ 4,956	₩ 5,468